Prepayments and Other Assets - Summary of Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepayment and other current assets
Value-added tax receivable	¥ 102,453		¥ 79,009
Loans and advance to employees	11,583		14,934
Prepayments of IT service fee	10,881		1,042
Deposit to third-party advertising platforms	6,087		14,981
Deposit to third-party payment service providers	5,378		19,359
Prepayments of advertising fee	4,352		4,216
Cooperation service fee-current portion (Note 3b)	1,674		1,532
Prepayment for the use of contents	1,665		17,512
Prepayments of business insurance	1,068		2,600
Lease deposits-current portion	876		5,646
Others	12,794		12,046
Total	158,811	$ 23,025	172,877
Other non-current assets:
Long-term cooperation service fee (Note 3b)	1,476		2,644
Long-term lease deposits	1,426		2,165
Total	¥ 2,902		¥ 4,809